Business Combinations - Gain on Disposition (Details) - USD ($) $ in Thousands		6 Months Ended
	Oct. 02, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposition		$ 0	$ (654)
Noncontrolling Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other comprehensive income reclassified to current year operations	$ 1,956
AOCI
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other comprehensive income reclassified to current year operations	566
GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received	20,000
Net Assets Sold	(13,267)
Gain on disposition	$ 9,255